Commitments And Contingencies (Narrative) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Commitments And Contingencies [Abstract]
Unadvanced home equity lines of credit	$ 262,700,000	$ 261,800,000
Unadvanced commitments on commercial loans	$ 15,000	$ 239,000